Schedule of Composition of Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss from continuing operations before income taxes:
US	$ 282	$ 346
Israel	1,617	4,563
Loss from continuing operations before income taxes	$ 1,899	$ 4,909